Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

       The components of income from continuing operations before provision for income taxes are as follows:

(In millions)	2012	2011	2010

U.S.	$908.5	$812.1	$710.3
Non-U.S.	360.9	320.7	377.4

	$1,269.4	$1,132.8	$1,087.7

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

       The components of the provision for income taxes of continuing operations are as follows:

(In millions)	2012	2011	2010

Current Income Tax Provision
Federal	$160.5	$149.7	$226.0
Non-U.S.	92.1	68.5	104.5
State	16.1	14.6	32.5

	268.7	232.8	363.0

Deferred Income Tax Provision (Benefit)
Federal	$(40.8)	$(11.4)	$(169.1)
Non-U.S.	(205.2)	(107.0)	(68.3)
State	(11.7)	(5.0)	(24.0)

	(257.7)	(123.4)	(261.4)

	$11.0	$109.4	$101.6

Schedule of Continuing and Discontinued Operations Income Tax Expense (Benefit) [Table Text Block]

       The income tax provision (benefit) included in the accompanying statement of income is as follows:

(In millions)	2012	2011	2010

Continuing Operations	$11.0	$109.4	$101.6
Discontinued Operations	(44.0)	191.5	31.4

	$(33.0)	$300.9	$133.0

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

       The provision for income taxes in the accompanying statement of income differs from the provision calculated by applying the statutory federal income tax rate of 35% to income from continuing operations before provision for income taxes due to the following:

(In millions)	2012	2011	2010

Provision for Income Taxes at Statutory Rate	$444.3	$396.5	$380.7

Increases (Decreases) Resulting From:
Foreign rate differential	(319.5)	(279.6)	(156.0)
Impact of change in tax laws and apportionment on deferred taxes	(53.7)	11.7	(11.0)
Income tax credits	(52.1)	(24.8)	(79.5)
Manufacturing deduction	(27.3)	(27.0)	(31.5)
State income taxes, net of federal tax	(8.6)	0.3	2.8
Nondeductible expenses	8.1	17.5	5.8
Provision (reversal) of tax reserves, net	14.8	0.6	(6.4)
Tax return reassessments and settlements	—	3.0	(1.3)
Other, net	5.0	11.2	(2.0)

	$11.0	$109.4	$101.6

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

       Net deferred tax asset (liability) in the accompanying balance sheet consists of the following:

(In millions)	2012	2011

Deferred Tax Asset (Liability)
Depreciation and amortization	$(2,543.9)	$(2,778.3)
Net operating loss and credit carryforwards	504.9	497.4
Reserves and accruals	116.0	132.0
Accrued compensation	210.0	206.4
Inventory basis difference	67.4	38.1
Available-for-sale investments	2.9	4.5
Non U.S. earnings expected to be repatriated	1.6	1.6
Other capitalized costs	35.6	45.1
Unrealized losses on hedging instruments	21.0	22.3
Other, net	44.4	46.4

	(1,540.1)	(1,784.5)
Less: Valuation allowance	113.7	141.9

	$(1,653.8)	$(1,926.4)

Summary of Income Tax Contingencies [Table Text Block]

       A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

(In millions)	2012	2011	2010

Balance at beginning of year	$120.3	$62.1	$76.2
Additions for tax positions of current year	20.5	43.2	1.3
Additions for tax positions of prior years	31.8	18.6	2.9
Reductions for tax positions of prior years	—	(2.1)	—
Closure of tax years	(7.8)	—	(7.8)
Settlements	—	(1.5)	(10.5)

	$164.8	$120.3	$62.1